SHAREHOLDERS' EQUITY (Details 2) - shares	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 15, 2013	Jun. 30, 2015	Dec. 31, 2014
Stock Unit 2 [Member]
Granted	6,000,000		75,000
Stock Unit [Member]
Granted	300,000		852,273
Stock Unit1 [Member]
Stock Units, Outstanding Beginning Balance		8,270,239	6,311,250
Granted		10,763,243	1,801,985
Stock Units, Expired
Stock Units, Cancelled
Stock Units, Forfeited
Stock Units, Outstanding Ending Balance		8,270,239	8,270,239
Stock Units, Vested		12,758,910	6,496,562